Leases - Additional Information (Detail) - ft²	1 Months Ended
	Sep. 30, 2020	Jul. 31, 2019	Jan. 31, 2019
Leases [Abstract]
Lease commencement date			Apr. 30, 2019
Lease date of termination			Nov. 30, 2020
Operating lease office location		222 Jacobs Street, Cambridge Massachusetts	131 Dartmouth Street, Boston, Massachusetts
Operating lease, term of contract		10 years
Lessee, Operating Lease, Option to Extend		Two five-year terms
Operating lease additional office space	1,000
Aggregate office space location	61,000